Derivative Financial Instruments and Hedging (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Notional Amounts and Fair Value
The following table summarizes the gross notional amounts and fair values of the designated and non-designated hedges discussed in the above sections as of September 30, 2018.

In millions	Designated	Non-Designated	Total
Gross notional amount	$787.0	$796.0	$1,583.0

Fair Value:
Other current assets	$—	$4.7	$4.7
Other current liabilities	(6.0)	—	(6.0)
Total	$(6.0)	$4.7	$(1.3)
The following table summarizes the gross notional amounts and fair values of the designated and non-designated hedges discussed in the above sections as of December 31, 2017.

In millions	Designated	Non-Designated	Total
Gross notional amount	$805.1	$379.7	$1,184.8

Fair Value:
Other current assets	$3.5	$2.1	$5.6
Other current liabilities	—	—	—
Total	$3.5	$2.1	$5.6

The following table summarizes the gross notional amounts and fair values of the designated and non-designated hedged discussed in the above sections:

In millions	Designated	Non-Designated	Total
Gross notional amount	$805.1	$379.7	$1,184.8

Fair Value:
Other current assets	3.5	2.1	5.6
Other current liabilities	—	—	—
Total	$3.5	$2.1	$5.6